Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Millions	May 07, 2026	Mar. 31, 2026	Dec. 31, 2025
Subsequent Events [Line Items]
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Maturity date of convertible debenture	Nov. 07, 2027
Subsequent Event [Member]
Subsequent Events [Line Items]
Additional principal amount (in Dollars)	$ 74.2
Convertible debentures conversion price (in Dollars per share)	$ 12.09
Percentage of volume-weighted average price	95.00%
Number of consecutive trading days	5 days
Convertible securities beneficial ownership limitation	4.99%
Percentage of accrued and unpaid interest	5.00%
Yorkville [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Resale of shares issuable upon conversion of convertible debentures (in Dollars)	$ 5.4
YA II PN, Ltd. [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Aggregate principal amount (in Dollars)	$ 100.0
Common stock, par value (in Dollars per share)	$ 0.0001
Percentage of purchase price equal to principal amount	97.00%
YA II PN, Ltd. [Member] | First Convertible Debenture [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Convertible debenture in the principal amount (in Dollars)	$ 20.0
YA II PN, Ltd. [Member] | A Second Convertible Debenture [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Convertible debenture in the principal amount (in Dollars)	$ 5.8
Minimum [Member] | First Convertible Debenture [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Convertible debenture bears interest at annual rate	5.00%
Maximum [Member] | First Convertible Debenture [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Convertible debenture bears interest at annual rate	18.00%